Share-based Compensation - Summary of Outstanding Options (Detail) (EUR €) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range	€ 20.00
Exercise price, upper range	€ 50.00
Shares	15,114,216
Intrinsic value	€ 61
Exercise Price 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range	€ 2
Exercise price, upper range	€ 9.50
Shares	1,260,268
Intrinsic value	29
Exercise Price 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	€ 15.00
Shares	4,957,155
Intrinsic value	€ 32
Exercise Price 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	€ 20.00
Shares	1,479,889
Exercise Price 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	€ 30.00
Shares	3,083,343
Exercise Price 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	€ 40.00
Shares	3,612,921
Exercise Price 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	€ 50.00
Shares	720,640